Guardian Capital Dividend Growth Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
1
Common Stocks — 96.92% Shares Fair Value
Australia — 0.80%
Energy — 0.80%
Woodside Energy Group Ltd. - ADR 6,450 $ 156,155
Total Australia 156,155
Canada — 6.58%
Communications — 3.19%
BCE, Inc. 7,827 343,903
TELUS Corp. 14,292 275,823
619,726
Financials — 3.39%
Royal Bank of Canada 7,022 660,217
Total Canada 1,279,943
Denmark — 2.44%
Health Care — 2.44%
Novo Nordisk A/S - ADR 3,510 475,043
Total Denmark 475,043
France — 8.83%
Energy — 3.97%
TotalEnergies S.E. - ADR 12,452 773,019
Financials — 1.96%
AXA S.A. 13,700 382,218
Health Care — 0.95%
Sanofi - ADR 3,830 185,487
Industrials — 1.95%
Schneider Electric S.E. - ADR 13,574 379,529
Total France 1,720,253
Germany — 1.99%
Financials — 1.99%
Allianz S.E. 1,800 387,215
Total Germany 387,215
Ireland — 3.01%
Technology — 3.01%
Accenture PLC, Class A 2,194 585,447
Total Ireland 585,447
Netherlands — 2.35%
Technology — 2.35%
Wolters Kluwer N.V. - ADR 4,375 458,281
Total Netherlands 458,281

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
2
Shares Fair Value
Switzerland — 3.99%
Consumer Staples — 3.99%
Nestle S.A. - ADR 6,742 $ 777,622
Total Switzerland 777,622
United Kingdom — 4.33%
Consumer Staples — 1.24%
Unilever PLC - ADR 4,784 240,874
Health Care — 3.09%
AstraZeneca PLC - ADR 8,878 601,928
Total United Kingdom 842,802
United States — 62.60%
Communications — 1.73%
Verizon Communications, Inc. 8,558 337,185
Consumer Discretionary — 4.78%
Home Depot, Inc. (The) 1,502 474,422
McDonald's Corp. 1,727 455,116
929,538
Consumer Staples — 5.49%
Costco Wholesale Corp. 1,581 721,727
Procter & Gamble Co. (The) 2,292 347,376
1,069,103
Energy — 8.15%
EOG Resources, Inc. 1,734 224,588
Shell PLC - ADR 10,651 606,574
Williams Companies, Inc. (The) 22,943 754,825
1,585,987
Health Care — 9.81%
AbbVie, Inc. 2,491 402,571
Amgen, Inc. 773 203,021
Johnson & Johnson 4,031 712,076
UnitedHealth Group, Inc. 1,114 590,621
1,908,289
Industrials — 6.07%
Illinois Tool Works, Inc. 778 171,393
Republic Services, Inc. 4,113 530,536
Waste Management, Inc. 3,061 480,210
1,182,139
Materials — 2.51%
Air Products & Chemicals, Inc. 1,586 488,900
Real Estate — 5.57%
Crown Castle, Inc. 1,425 193,287
Digital Realty Trust, Inc. 2,003 200,841
Medical Properties Trust, Inc. 44,363 494,203
WP Carey, Inc. 2,511 196,235
1,084,566

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
3
Shares Fair Value
United States — 62.60% (continued)
Technology — 16.97%
Apple, Inc. 7,575 $ 984,220
Broadcom, Inc. 1,698 949,403
MasterCard, Inc., Class A 1,326 461,090
Microsoft Corp. 3,779 906,280
3,300,993
Utilities — 1.52%
WEC Energy Group, Inc. 3,166 296,844
Total United States 12,183,544
Total  Common Stocks
  (Cost $15,370,961) 18,866,305
Money Market Funds - 2.89%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 3.93%
(a)
563,293 563,293
Total Money Market Funds
    (Cost $563,293) 563,293
Total Investments — 99.81%
    (Cost $15,934,254) 19,429,598
Other Assets in Excess of Liabilities  —  0.19% 36,412
Net Assets — 100.00% $ 19,466,010
(a) Rate disclosed is the seven day effective yield as of December 31, 2022.
ADR - American Depositary Receipt

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Common Stocks — 98.72% Shares Fair Value
China — 4.85%
Consumer Discretionary — 4.85%
Yum China Holdings, Inc. 64,170 $ 3,506,890
Total China 3,506,890
Denmark — 13.97%
Health Care — 9.46%
Coloplast A/S, Class B 6,562 767,132
Novo Nordisk A/S, Class B 44,928 6,067,330
6,834,462
Materials — 4.51%
Chr. Hansen Holdings A/S 28,848 2,075,405
Novozymes A/S, Class B 23,416 1,186,341
3,261,746
Total Denmark 10,096,208
France — 10.46%
Consumer Staples — 3.02%
L'Oréal S.A. 6,109 2,182,206
Health Care — 7.44%
EssilorLuxottica S.A. 29,616 5,365,701
Total France 7,547,907
Ireland — 3.76%
Technology — 3.76%
Accenture PLC, Class A 10,189 2,718,833
Total Ireland 2,718,833
Japan — 4.27%
Industrials — 4.27%
FANUC Corp. 10,800 1,632,000
Keyence Corp. 3,700 1,449,433
3,081,433
Total Japan 3,081,433
Switzerland — 3.96%
Consumer Staples — 3.96%
Nestle S.A. 24,707 2,863,007
Total Switzerland 2,863,007
United Kingdom — 4.97%
Consumer Staples — 2.69%
Reckitt Benckiser Group PLC 27,945 1,943,806
Industrials — 2.28%
Intertek Group PLC
(a)
33,824 1,649,453
Total United Kingdom 3,593,259

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
United States — 52.48%
Communications — 10.34%
Alphabet, Inc., Class A
(a)
37,008 $ 3,265,216
Booking Holdings, Inc.
(a)
2,087 4,205,889
7,471,105
Consumer Discretionary — 4.31%
Nike, Inc., Class B 26,599 3,112,349
Consumer Staples — 4.62%
Colgate-Palmolive Co. 42,346 3,336,442
Financials — 6.54%
CME Group, Inc. 28,096 4,724,623
Health Care — 7.77%
Illumina, Inc.
(a)
9,150 1,850,130
UnitedHealth Group, Inc. 7,095 3,761,627
5,611,757
Technology — 18.90%
Automatic Data Processing, Inc. 12,154 2,903,104
MarketAxess Holdings, Inc. 12,956 3,613,299
MasterCard, Inc., Class A 11,264 3,916,831
Microsoft Corp. 8,411 2,017,126
Verisk Analytics, Inc. 6,819 1,203,008
13,653,368
Total United States 37,909,644
Total  Common Stocks
  (Cost $69,456,175) 71,317,181
Money Market Funds - 1.06%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio,
Institutional Class, 4.09%
(b)
768,328 768,328
Total Money Market Funds
    (Cost $768,328) 768,328
Total Investments — 99.78%
    (Cost $70,224,503) 72,085,509
Other Assets in Excess of Liabilities  —  0.22% 158,380
Net Assets — 100.00% $ 72,243,889
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2022.

Alta Quality Growth Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Common Stocks — 98.86% Shares Fair Value
Ireland — 6.64%
Health Care — 2.98%
ICON PLC
(a)
6,320 $ 1,227,660
Technology — 3.66%
Accenture PLC, Class A 5,650 1,507,646
Total Ireland 2,735,306
United States — 92.22%
Communications — 19.15%
Alphabet, Inc., Class A
(a)
29,900 2,638,077
Booking Holdings, Inc.
(a)
805 1,622,300
Match Group, Inc.
(a)
20,500 850,545
Take-Two Interactive Software, Inc.
(a)
12,700 1,322,451
Walt Disney Co. (The)
(a)
16,800 1,459,584
7,892,957
Consumer Discretionary — 13.56%
Fortune Brands Home & Security, Inc. 10,800 616,788
Home Depot, Inc. (The) 6,200 1,958,332
Restaurant Brands International, Inc. 21,430 1,385,878
TJX Companies, Inc. (The) 20,500 1,631,800
5,592,798
Financials — 3.99%
Markel Corp.
(a)
1,250 1,646,863
Health Care — 7.02%
Thermo Fisher Scientific, Inc. 2,825 1,555,699
Zoetis, Inc., Class A 9,150 1,340,933
2,896,632
Industrials — 5.94%
Amphenol Corp., Class A 18,000 1,370,520
Raytheon Technologies Corp. 10,700 1,079,844
2,450,364
Materials — 2.30%
Sherwin-Williams Co. (The) 4,000 949,320
Technology — 40.26%
Adobe Systems, Inc.
(a)
5,042 1,696,784
Apple, Inc. 16,400 2,130,852
Autodesk, Inc.
(a)
6,600 1,233,342
Broadridge Financial Solutions, Inc. 7,075 948,970
Fiserv, Inc.
(a)
15,000 1,516,050
Intuit, Inc. 1,600 622,752
MasterCard, Inc., Class A 4,100 1,425,693
Microsoft Corp. 10,060 2,412,589
PayPal Holdings, Inc.
(a)
11,800 840,396
S&P Global, Inc. 3,300 1,105,302
Visa, Inc., Class A 6,900 1,433,544

Alta Quality Growth Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
United States — 92.22% (continued)
Technology — 40.26% (continued)
Zebra Technologies Corp., Class A
(a)
4,800 $ 1,230,768
16,597,042
Total United States 38,025,976
Total Common Stocks/Investments — 98.86%
    (Cost $36,285,948) 40,761,282
Other Assets in Excess of Liabilities  —  1.14% 469,692
Net Assets — 100.00% $ 41,230,974
(a) Non-income producing security.